Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Commitments and contingencies

18. Commitments and contingencies

Capital Commitments

The Company’s capital commitments primarily relate to commitments on construction of office building, sorting hubs and warehouse facilities. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB1,977,234 as of December 31, 2019. All of these capital commitments will be fulfilled in the following years based on the construction progress.

Contingencies

The Company is subject to periodic legal or administrative proceedings in the ordinary course of business. The Company does not believe that any currently pending legal or administrative proceeding to which the Company is a party will have a material effect on its business or financial condition.

The Company has not made adequate contributions to employee benefit plans, as required by applicable PRC laws and regulations, but the Company has recorded accruals for the estimated underpaid amounts in the consolidated financial statements. However, the Company has not made any accruals for the interest on underpayments and penalties that may be imposed by the relevant PRC government authorities in the consolidated financial statements as the Company believes it would be unlikely that the relevant PRC government authorities will impose any significant interests or penalties.

Starting in May 2017, the Company, certain directors and officers of the Company, and the underwriters of the Company's initial public offering in October 2016 have been named as defendants in three putative securities class actions. Management of the Company believes that the claims are without merit and intends to defend vigorously.